Stockholders' Equity: (Details Textual) (USD $)	12 Months Ended											2 Months Ended			1 Months Ended	12 Months Ended	1 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Oct. 31, 2011	Oct. 03, 2011	Sep. 21, 2011	Oct. 31, 2010	Sep. 30, 2010	Sep. 16, 2010	Jun. 30, 2010	Nov. 30, 2008	Jul. 31, 2010 I P O [Member]	Dec. 31, 2012 Preferred stock [Member]	Dec. 31, 2012 Common stock [Member]	Dec. 31, 2008 Parent [Member]	Dec. 31, 2012 Parent [Member]	Dec. 31, 2008 Parent [Member] Preferred stock [Member]
Stockholders' Equity (Textual) [Abstract]
Preferred stock shares issued and sold												3,583,334					18,400
Value of shares of preferred stock issued and sold			$ 30,371,000									$ 30,400,000					$ 18,400,000
Number of common stock warrants issued under Capital Purchase Program															243,816
Exercise price of common stock warrants issued under Capital Purchase Program															$ 11.32
Expiration period of common stock warrants issued under Capital Purchase Program															10 years
Preferred stock dividend	5.00%	5.00%	5.00%												5.00%
First specified period for cumulative dividends of preferred stock																5 years
Cumulative dividends quarterly thereafter															9.00%
Treasury stock, shares													18,400	402,916
Stockholders' Equity (Additional Textual) [Abstract]
Tier one capital ratio	8.50%
Number of shares authorized to purchase under plan	125,000
Shares repurchased	106,647
Average price of buyback	$ 15.36		$ 12.60
Treasury stock, Shares reissued	112,639
Average price of treasury stock	$ 12.60
Number of common stock warrants outstanding					253,667			248,692
Percentage of common stock dividend					2.00%			2.00%
Dividend record date		Oct. 03, 2011	Sep. 30, 2010
Number of common stock outstanding increased due to common stock dividends				146,485			143,458
Exercise price of common stock warrants					$ 10.88			$ 11.098
Value per common stock warrant	$ 2.28
Total value of common stock warrant	555,900,000
Reduction in net income available for common shareholders	222,000	111,000	111,000
Period for preferred stock accretion of redemption discount	5 years
Investment made in Bank										10,000,000
Dividend paid to the Company from its Bank subsidiary	$ 6,000,000
Dividend Common Stock Percentage						2.00%			2.00%
Period of Treasury as of Interest Free Rate											10 years
Period Agreed by Company Not to Increase Dividend for Common Shareholders Without Prior Approval	3 years